GOODWILL - Carrying amount (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
GOODWILL
Beginning Balance	¥ 1,339,657	$ 194,232	¥ 994,993
Additions	24,534	3,557	344,664
Ending Balance	¥ 1,364,191	$ 197,789	¥ 1,339,657